Earnings per share	12 Months Ended
Dec. 31, 2019
10. Earnings per share
Earnings per share

The notes included in this section focus on the results and performance of the Group. Information on the income generated, expenditure incurred, segmental performance, tax, earnings per share and dividends are included here. For further detail on performance, see income statement commentary within Financial review (unaudited) on page [00].

10 Earnings per share

	2019	2018[a]	2017[a]
	£m	£m	£m
Profit attributable to ordinary equity holders of the parent in respect of continuing operations	2,461	1,597	587
Loss attributable to ordinary equity holders of the parent in respect of discontinued operations	-	-	(2,335)
Profit/(loss) attributable to ordinary equity holders of the parent in respect of continuing and discontinued operations	2,461	1,597	(1,748)

Note

a From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, increasing the profit attributable to ordinary equity holders for 2018 by £211m and 2017 by £174m. Further detail can be found in Note 1.

	2019	2018	2017
	million	million	million
Basic weighted average number of shares in issue	17,200	17,075	16,996
Number of potential ordinary shares	282	308	288
Diluted weighted average number of shares	17,482	17,383	17,284

	Basic earnings per share			Diluted earnings per share
	2019	2018	2017	2019	2018	2017
	p	p	p	p	p	p
Earnings/(loss) per ordinary share	14.3	9.4	(10.3)	14.1	9.2	(10.1)
Earnings per ordinary share in respect of continuing operations	14.3	9.4	3.5	14.1	9.2	3.4
Loss per ordinary share in respect of discontinued operation	-	-	(13.8)	-	-	(13.5)

The calculation of basic earnings per share is based on the profit attributable to equity holders of the parent and the basic weighted average number of shares excluding treasury shares held in employee benefit trusts or held for trading. When calculating the diluted earnings per share, the weighted average number of shares in issue is adjusted for the effects of all expected dilutive potential ordinary shares held in respect of Barclays PLC, totalling 282m (2018: 308m) shares. The total number of share options outstanding, under schemes considered to be potentially dilutive, was 533m (2018: 544m). These options have strike prices ranging from £1.19 to £2.27.

Of the total number of employee share options and share awards at 31 December 2019, 43m (2018: 43m) were anti-dilutive.

The 125m (2018: 79m) increase in the basic weighted average number of shares are primarily due to shares issued under employee share schemes and the Scrip Dividend Programme.